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(STATE STREET(R) LOGO)

November 4, 2010

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:  SPDR(R) Series Trust (the "Trust")
     (File Nos. 333-57793 and 811-08839)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus regarding operational fixed income series and Statement of Additional Information for SPDR Series Trust does not differ from the documents contained in Post-Effective Amendment No. 52 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 54 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on October 28, 2010 (Accession # 0000950123-10-097496).

If you have any questions concerning this filing, you may contact me at (617) 662-3909.

Very truly yours,


/S/ Ryan M. Louvar
-------------------------------------
Ryan M. Louvar
Vice President and Senior Counsel

cc: W. John McGuire